Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt	Debt
As of December 31, 2020, the principal amount of our outstanding indebtedness totaled $28.9 billion, which excluded fair value adjustments of $19.7 million and debt issuance costs, debt discounts and debt premium of $192.8 million, and our undrawn lines of credit and other available secured debt were $5.6 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of December 31, 2020, we remained in compliance with the financial covenants across our various debt agreements.
The following table provides a summary of our indebtedness as of December 31, 2020 and 2019:

	As of December 31,
	2020						2019
Debt obligation	Collateral (number of aircraft)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
ILFC Legacy Notes		$1,198,888	$—	$1,198,888	6.36%	2021-2022	$2,900,000
AerCap Trust (c) & AICDC (d) Notes		12,797,126	—	12,797,126	4.27%	2021-2028	12,500,000
Asia Revolving Credit Facility		950,000	950,000	—	—	2022	—
Citi Revolving Credit Facility		4,000,000	4,000,000	—	—	2024	—
Other unsecured debt		1,759,000	—	1,759,000	1.92%	2021-2023	2,024,000
Fair value adjustment				21,716			99,093
TOTAL UNSECURED		$20,705,014	$4,950,000	$15,776,730			$17,523,093
Secured
Export credit facilities	25	1,299,325	275,413	1,023,912	2.01%	2023-2032	565,312
Institutional secured term loans & secured portfolio loans	183	7,052,633	63,000	6,989,633	2.64%	2022-2032	7,303,496
AerFunding Revolving Credit Facility	53	2,075,000	119	2,074,881	2.90%	2025	875,145
Other secured debt (b)	24	1,106,045	327,772	778,273	3.17%	2021-2038	1,062,756
Fair value adjustment				(1,827)			(2,835)
TOTAL SECURED		$11,533,003	$666,304	$10,864,872			$9,803,874
Subordinated
Subordinated notes		2,250,000	—	2,250,000	4.88%	2045-2079	2,250,000
Subordinated debt issued by joint ventures		43,521	—	43,521	—	2021-2023	47,521
Fair value adjustment				(219)			(222)
TOTAL SUBORDINATED		$2,293,521	$—	$2,293,302			$2,297,299
Debt issuance costs, debt discounts and debt premium				(192,823)			(138,135)
	285	$34,531,538	$5,616,304	$28,742,081			$29,486,131

(a)The weighted average interest rate for our floating rate debt is calculated based on the applicable U.S. dollar LIBOR rate as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)In addition to the 24 aircraft, 60 engines are pledged as collateral.
(c)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”)
(d)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”)
13. Debt (Continued)
As of December 31, 2020, all debt was issued or guaranteed by AerCap with the exception of the AerFunding Revolving Credit Facility, and the Glide Funding term loan facility.
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2020 were as follows:

Maturities of debt financing (a)
2021	$2,373,410
2022	4,802,146
2023	5,143,315
2024	4,265,320
2025	5,857,331
Thereafter	6,473,712
$28,915,234

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Contractual obligations”.

During the years ended December 31, 2020, 2019 and 2018, we amortized as interest expense debt issuance costs, debt discounts and debt premium of $57.2 million, $69.5 million and $64.2 million, respectively.
ILFC Legacy Notes
The following table provides a summary of the outstanding senior unsecured notes issued by ILFC prior to the ILFC Transaction (the “ILFC Legacy Notes”) as of December 31, 2020:

Maturities of ILFC Legacy Notes
2021	$164,614
2022	1,034,274
$1,198,888
All of the ILFC Legacy Notes bear interest at fixed rates ranging from 4.625% to 8.625% and are not subject to redemption prior to their stated maturity, and there are no sinking fund requirements.
Upon consummation of the ILFC Transaction, AerCap Trust became the successor issuer under the ILFC Legacy Notes indentures. ILFC also agreed to continue to be co-obligor. In addition, AerCap Holdings N.V. and certain of its subsidiaries became guarantors of the ILFC Legacy Notes.
The indentures governing the ILFC Legacy Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to incur liens on assets and to consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the ILFC Legacy Notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.
13. Debt (Continued)
In July 2020, AerCap Trust commenced offers to purchase for cash, for its own account as successor to ILFC, or for its own account and on behalf of AICDC, as applicable, any and all of certain series of outstanding ILFC Legacy Notes and AerCap Trust & AICDC Notes (the “July Tender Offer”). Pursuant to the July Tender Offer, AerCap Trust repurchased and retired (i) $742.1 million aggregate principal amount of 8.25% Senior Notes due 2020, (ii) $365.7 million aggregate principal amount of 8.625% Senior Notes due 2022 and (iii) $334.5 million aggregate principal amount of 4.625% Senior Notes due 2021 for aggregate total consideration of approximately $1.5 billion. In each case, such notes were originally issued by ILFC and assumed by AerCap Trust.
AerCap Trust & AICDC Notes

From time to time, AerCap Trust and AICDC have co-issued additional senior unsecured notes (the “AGAT/AICDC Notes”).
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2020:

Maturities of AGAT/AICDC Notes
2021	$1,131,426
2022	1,365,700
2023	2,450,000
2024	2,550,000
2025	2,650,000
Thereafter	2,650,000
$12,797,126
All of the AGAT/AICDC Notes bear interest at fixed rates ranging from 2.875% to 6.5%.
The AGAT/AICDC Notes are jointly and severally and fully and unconditionally guaranteed by AerCap Holdings N.V. and by AerCap Ireland Limited (“AerCap Ireland”), AerCap Aviation Solutions B.V., ILFC and AerCap U.S. Global Aviation LLC. Except as described below, the AGAT/AICDC Notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements. We may redeem each series of the AGAT/AICDC Notes in whole or in part, at any time, at a price equal to 100% of the aggregate principal amount plus the applicable “make-whole” premium plus accrued and unpaid interest, if any, to the redemption date.
The indentures governing the AGAT/AICDC Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to incur liens on assets and to consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the AGAT/AICDC Notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.
In June 2020, AerCap Trust and AICDC completed the redemption of all $500.0 million outstanding aggregate principal amount of their 4.250% Senior Notes due 2020.
In June 2020, AerCap Trust and AICDC co-issued $1.25 billion aggregate principal amount of 6.5% Senior Notes due 2025 (the “June Notes Offering”). In July 2020, AerCap Trust and AICDC co-issued $1.25 billion aggregate principal amount of 4.5% Senior Notes due 2023 (the “July Notes Offering”). The proceeds from the June Notes Offering and the July Notes Offering were used for general corporate purposes.
In August 2020, AerCap Trust and AICDC completed the redemption of all $999.0 million outstanding aggregate principal amount of their 4.625% Senior Notes due 2020.
13. Debt (Continued)
In September 2020, AerCap Trust commenced offers to purchase for cash, for its own account and on behalf of AICDC, certain series of AerCap Trust & AICDC Notes (the “October Tender Offer”). Pursuant to the October Tender Offer, AerCap Trust repurchased and retired (i) $556.0 million aggregate principal amount of 4.5% Senior Notes due 2021, (ii) $513.7 million aggregate principal amount of 5.0% Senior Notes due 2021 and (iii) $398.9 million aggregate principal amount of 4.45% Senior Notes due 2021 for an aggregate total consideration of approximately $1.5 billion.
In September 2020, AerCap Trust and AICDC co-issued $900.0 million aggregate principal amount of 3.15% Senior Notes due 2024 and $600.0 million aggregate principal amount of 4.625% Senior Notes due 2027 (the “September Notes Offering”). The proceeds from the September Notes Offering were used to fund the October Tender Offer.
In November 2020, AerCap Trust commenced offers to purchase for cash, for its own account and on behalf of AICDC, certain series of AerCap Trust & AICDC Notes (the “December Tender Offer”). Pursuant to the December Tender Offer, AerCap Trust repurchased and retired (i) $484.4 million aggregate principal amount of 3.95% Senior Notes due 2022 and (ii) $232.8 million aggregate principal amount of 3.5% Senior Notes due 2022 for an aggregate total consideration of approximately $749.3 million.
In January 2021, AerCap Trust and AICDC co-issued $1.0 billion aggregate principal amount of 1.75% Senior Notes due 2026 (“January Notes Offering”). The proceeds from the January Notes Offering will be used for general corporate purposes.
During the year ended December 31, 2020, we recognized loss on debt extinguishment of $118.5 million, primarily related to the premium paid on the repurchase of debt pursuant to the July, October and December Tender Offers.
Revolving credit facilities
In March 2018, AerCap entered into a $950.0 million unsecured revolving and term loan agreement (the “Asia Revolver”) with a maturity of March 2022.
In March 2014, AICDC entered into a senior unsecured revolving credit facility (the “Citi Revolver”) which was subsequently upsized and amended. In October 2019, AICDC amended the Citi Revolver, increased the size to $4.0 billion (with an option for AerCap to increase the size by an additional $0.5 billion) and extended the maturity to February 2024.
The obligations under the Asia Revolver and the Citi Revolver are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. Availability of borrowings under the Asia Revolver and the Citi Revolver is subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portions of the commitment amounts.
Both the Asia Revolver and the Citi Revolver contain covenants customary for unsecured financings of this type, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum fixed charge coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness.
The facilities also contain covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.
Export credit facilities
The principal amounts under the export credit facilities amortize over ten- to 12-year terms. The export credit facilities require that SPEs controlled by the respective borrowers hold legal title to the financed aircraft. Obligations under the export credit facilities are secured by, among other things, a pledge of the shares of the SPEs.
The obligations under the export credit facilities are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries, as well as various export credit agencies.
13. Debt (Continued)
Institutional secured term loans and secured portfolio loans
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	Collateral (Number of aircraft) (a)	Amount outstanding	Weighted average interest rate	Maturity
Institutional secured term loans
Hyperion	58	$1,050,000	2.00%	2023
Secured portfolio loans
Celtago & Celtago II	25	984,076	2.78%	2022 - 2025
Cesium	15	791,480	2.80%	2025
Goldfish	13	671,060	1.65%	2025
Scandium	10	627,555	3.16%	2025
Rhodium	11	551,209	2.98%	2026
Other secured facilities	51	2,314,253	2.88%	2022 - 2032
	183	$6,989,633

(a)These loans are secured by a combination of aircraft and the equity interests in the borrower and certain special purpose entity (“SPE”) subsidiaries of the borrower that own the aircraft.

Institutional secured term loans
The Hyperion institutional term loan was originally entered into in 2014. The obligations of the borrowers of the loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
The Hyperion loan contains customary covenants and events of default for financings of this type, including covenants that limit the ability of the subsidiary borrowers and their subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrowers and their subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.
Secured portfolio loans
The obligations of each of the respective borrowers under each secured portfolio loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
These loans contain customary covenants and events of default for financings of this type, including covenants that limit the ability of the borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and the borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.
13. Debt (Continued)
AerFunding Revolving Credit Facility
AerFunding 1 Limited (“AerFunding”) is an SPE whose share capital is owned 95% by a charitable trust and 5% by AerCap Ireland. AerFunding is a consolidated subsidiary formed for the purpose of acquiring aircraft assets. In April 2006, AerFunding entered into a non-recourse senior secured revolving credit facility that in December 2020 was amended to extend its revolving period, to June 2022, following which there is a 32-month term out period. The final maturity date of the AerFunding Revolving Credit Facility is February 2025.
Borrowings under the AerFunding Revolving Credit Facility are secured by, among other things, security interests in and pledges or assignments of equity ownership and beneficial interests in all of the subsidiaries of AerFunding, as well as by AerFunding’s interests in the leases of its assets.
Other secured debt
AerCap has entered into a number of financings, provided by a range of banks and non-bank financial institutions, to fund the purchase of aircraft and for general corporate purposes.
The majority of the financings are guaranteed by AerCap and are secured by, among other things, a pledge of the shares of the subsidiaries owning the related aircraft and, in certain cases, a mortgage on the applicable aircraft. All of our financings contain affirmative covenants customary for secured financings of this type.
Subordinated debt
The following table provides a summary of the outstanding subordinated debt as of December 31, 2020:

	As of December 31, 2020
	Amount outstanding	Weighted average interest rate	Maturity
ECAPS Subordinated Notes (a)	$1,000,000	3.33%	2065
2045 Subordinated Notes	500,000	6.50%	2045
2079 Subordinated Notes	750,000	5.88%	2079
	$2,250,000

(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”)
13. Debt (Continued)
ECAPS Subordinated Notes
In December 2005, ILFC issued two tranches of subordinated notes in an aggregate principal amount of $1.0 billion. Both the $400.0 million and $600.0 million tranches have a floating interest rate, with margins of 1.80% and 1.55% respectively, plus the highest of three-month LIBOR, ten-year constant maturity U.S. Treasury, and 30-year constant maturity U.S. Treasury.
Upon consummation of the ILFC Transaction, the subordinated notes were assumed by AerCap Trust, and AerCap Holdings N.V. and certain of its subsidiaries became guarantors. ILFC remains a co-obligor under the indentures governing the subordinated notes. The addition of these subsidiary guarantors did not affect the subordinated ranking of these notes.
The ECAPS contain customary financial tests, including a minimum ratio of equity to total managed assets and a minimum fixed charge coverage ratio. Failure to comply with these financial tests will result in a “mandatory trigger event.” If a mandatory trigger event occurs and we are unable to raise sufficient capital in a manner permitted by the terms of the subordinated debt to cover the next interest payment on the subordinated debt, a “mandatory deferral event” will occur, requiring us to defer all interest payments and prohibiting the payment of cash dividends on AerCap Trust’s or ILFC’s capital stock or its equivalent until both financial tests are met or we have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.
2045 Junior Subordinated Notes
In June 2015, AerCap Trust issued $500.0 million of junior subordinated notes due 2045 (the “2045 Junior Subordinated Notes”). The 2045 Junior Subordinated Notes currently bear interest at a fixed interest rate of 6.5% and, beginning in June 2025, will bear interest at a rate of three-month LIBOR plus 4.3%.
The 2045 Junior Subordinated Notes are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. We may defer any interest payments on the 2045 Junior Subordinated Notes for up to five consecutive deferral periods. At the end of five years following the commencement of any deferral period, we must pay all accrued and unpaid deferred interest, including compounded interest.
We may at our option redeem the 2045 Junior Subordinated Notes before their maturity in whole or in part, at any time and from time to time, on or after June 15, 2025 at 100% of their principal amount plus any accrued and unpaid interest thereon.
The 2045 Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of the issuer’s and the guarantors’ future equally ranking junior subordinated indebtedness, if any, and are subordinate and junior in right of payment to all of the issuer’s and the guarantors’ existing and future unsubordinated indebtedness.
13. Debt (Continued)
2079 Junior Subordinated Notes
In October 2019, AerCap Holdings N.V. issued $750.0 million of junior subordinated notes due 2079 (the “2079 Junior Subordinated Notes”). The 2079 Junior Subordinated Notes currently bear interest at a fixed interest rate of 5.875% and, from October 2024, will bear interest at a rate equal to the five-year U.S. Treasury Rate plus 4.535%, to be reset on each subsequent five-year anniversary.
We may forgo payment of interest on the 2079 Junior Subordinated Notes for any interest period. Upon a forgoing of interest, we will have no obligation to pay the forgone interest on the payment date or at any future date. The 2079 Junior Subordinated Notes are guaranteed by certain of AerCap Holdings N.V.’s subsidiaries.
We may at our option redeem the 2079 Junior Subordinated Notes before their maturity in whole or in part on October 10, 2024 (the “First Call Date”) and on each subsequent five-year anniversary of the First Call Date, at 100% of their principal amount plus any accrued and unpaid interest thereon for the then-current six-month interest period.
The 2079 Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of the issuer’s and the guarantors’ future equally ranking junior subordinated obligations, if any, and are subordinate and junior in right of payment to all of the issuer’s and the guarantors’ present and future creditors (i) who are unsubordinated creditors, (ii) who are subordinated only to the claims of unsubordinated creditors, or (iii) who are subordinated creditors except those whose claims rank equally with or junior to the 2079 Junior Subordinated Notes. As of December 31, 2020, the 2079 Junior Subordinated Notes rank senior only to the issuer’s and the guarantors’ common and preferred stock.
Subordinated debt issued by joint ventures
In 2008 and 2010, AerCap and our joint venture partner each purchased subordinated loan notes issued by the joint ventures. The subordinated debt held by AerCap is eliminated in consolidation of the joint ventures.